Share Capital and Reserves (Details) - Schedule of Share Capital and Issuance Premium Increased (Parentheticals) - shares		1 Months Ended
		Aug. 31, 2023	Mar. 31, 2023	Aug. 31, 2022
Schedule of Share Capital and Issuance Premium Increased [Line Items]
Share capital issuance of shares	[1]	250,000	10,750,000	691,171
Issuance premium issuance of shares	[1]	250,000	10,750,000	691,171

[1]	net of expenses